PROPERTY AND EQUIPMENT, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 1,462,550	$ 212,050	¥ 1,164,725	¥ 908,387
Property, computer and network equipment and optical fiber
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 224,140	$ 32,497	¥ 274,052	¥ 255,458